Warrants (Tables) (Imported)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants
Schedule of warrants outstanding

The following represents a summary of the warrants outstanding at September 30, 2021:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
August 2013	Liability	Series A‑4 redeemable convertible preferred stock (“Series A‑4”)	708,493
October 2020	Equity	Common stock	522,009

The following represents a summary of the warrants outstanding at December 31, 2020:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A‑1 redeemable convertible preferred stock (“Series A‑1”)	74,784
June 2012	Liability	Series A‑3 redeemable convertible preferred stock (“Series A‑3”)	238,189
August 2013	Liability	Series A‑4	708,493
October 2020	Equity	Common stock	522,009

Summary of Outstanding Warrants

The following represents a summary of the warrants outstanding at December 31, 2020:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A-1 redeemable convertible preferred stock (“Series A-1”)	74,784
June 2012	Liability	Series A-3 redeemable convertible preferred stock (“Series A-3”)	238,189
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

The following represents a summary of the warrants outstanding at December 31, 2019:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A-1	74,784
June 2012	Liability	Series A-3	238,189
August 2013	Liability	Series A-4	719,670
December 2019(1)	Liability	Series 3 Growth redeemable convertible preferred stock (“Series 3 Growth”)	478,828
December 2019(2)	Liability	Series 4 Growth redeemable convertible preferred stock (“Series 4 Growth”)	2,419,573
(1)	The Company had an obligation to issue such warrants to One under the amended and restated master agreement as of December 31, 2019 (see Note 11).
(2)	Options of holders of Series 3 Growth redeemable convertible preferred stock to purchase shares of Series 4 Growth redeemable convertible preferred stock.